Franchise Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Revenues From Franchised Restaurants

	2012	2011	2010
Rent	$161,591	$152,380	$122,448
Initial fees (i)	780	514	660
Royalty fees (ii)	652	627	544
Total	$163,023	$153,521	$123,652

(i) Disclosed net of initial fees paid to McDonald's Corporation for $882, $518 and $595 in 2012, 2011 and 2010, respectively.

(ii) Disclosed net of royalties fees paid to McDonald's Corporation for $65,756, $60,261 and $49,562 in 2012, 2011 and 2010, respectively.

Schedule Of Future Minimum Rent Payments

	Restaurants	Others	Total

2013	$133,183	$7,297	$140,480
2014	125,358	6,613	131,971
2015	116,120	6,174	122,294
2016	106,024	5,636	111,660
2017	95,574	5,583	101,157
Thereafter	389,302	11,508	400,810
Total minimum payments	$965,561	$42,811	$1,008,372

Rent Payments Due To Company [Member]
Schedule Of Future Minimum Rent Payments

	Owned sites	Leased sites	Total

2013	$9,799	$27,863	$37,662
2014	9,261	25,667	34,928
2015	8,853	24,674	33,527
2016	8,631	23,319	31,950
2017	8,248	21,247	29,495
Thereafter	45,955	106,543	152,498
Total	$90,747	$229,313	$320,060